FEDERAL AND STATE INCOME TAXES	12 Months Ended
Dec. 31, 2013
FEDERAL AND STATE INCOME TAXES
FEDERAL AND STATE INCOME TAXES

NOTE 9 – FEDERAL AND STATE INCOME TAXES

                The following table presents components of income tax expense attributable to continuing operations for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Current	$915	$2,256	$1,960
Deferred	1,950	(340)	(1,216)
Total provision for income taxes	2,865	1,916	744

Deferred Tax Effects of Principal Temporary Differences	2013	2012	2011
Allowance for possible loan losses	$3,309	$3,392	$3,519
Deferred compensation	2,516	2,420	2,234
Write down of other real estate	314	1,152	1,621
Deferred gain on OREO sale	188	202	-
Amortization of core deposit intangible	(272)	423	575
Recognition of nonaccrual loan income	111	152	66
Unrealized gains (losses) on available-for-sale securities	6,613	(2,212)	(1,892)
Post retirement benefit obligation	1,849	1,733	1,643
Accelerated depreciation	(822)	(630)	(562)
Amortization of goodwill	(2,591)	(2,376)	(2,152)
Alternative Minimum Tax	-	402	422
Dividend Income - F&M West	(372)	(219)	(241)
Prepaid Expenses	(178)	(185)	-
Other	(304)	(368)	(360)
Net deferred tax asset	$10,905	$3,884	$4,872

Reconciliation of Total Income Taxes Reported with the Amount of Income Taxes Computed at the
Federal Statutory Rate (34% Each Year)	2013	2012	2011
Tax expense at statutory rate	$4,332	$3,238	$2,632
Increase (decrease) in taxes resulting from:
Tax exempt interest	(1,144)	(1,275)	(1,533)
Nondeductible interest expense	18	29	45
Employee benefits	(196)	(240)	(244)
Other nondeductible expenses
(nontaxable income) - net	11	32	55
State income taxes net of federal tax benefit	-	41	(40)
Dividend income exclusion	-	(1)	(52)
Other	(156)	92	(119)
Total provision for income taxes	$2,865	$1,916	$745

Effective tax rate	22.4%	20.1%	9.6%

The Corporation and one of its subsidiaries file consolidated income tax returns with the Internal Revenue Service and State of Tennessee.  The Corporation is not subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2010.  There was no valuation allowance for deferred tax assets at December 31, 2013 and 2012.  Management believes it is more-likely-than-not that all of the deferred tax assets will be realized because they were supported by recoverable taxes paid in prior years.